Cover	Apr. 22, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 22, 2025, Adapti, Inc. (formerly known as Scepter Holdings, Inc.) (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) with the Securities and Exchange Commission to report (i) a 1-for-4,000 reverse stock split of its common stock, par value $0.001 per share (“Common Stock”), (ii) a change of the corporate name from Scepter Holdings, Inc. to Adapti, Inc., and (iii) other amendments to the Company’s articles of incorporation. On May 27, 2025, the Company amended the Initial 8-K disclosing that the Common Stock would begin trading on a reverse split basis on May 28, 2025 and that the Company’s symbol would change (the “Amended 8-K”). This Form 8-K/A amends the Initial 8-K and Amended 8-K to disclose that the Company has selected a new trading symbol for its Common Stock – “ADTI”.
Document Period End Date	Apr. 22, 2025
Entity File Number	000-53336
Entity Registrant Name	ADAPTI, INC.
Entity Central Index Key	0001420924
Entity Tax Identification Number	01-0884561
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2278 Monitor St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	85004
City Area Code	(775)
Local Phone Number	375-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false